Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of future effect of current cash flow hedges (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedges [line items]
Consolidated statement of income - Expense	S/ (9,209)	S/ (49,113)
Upto 1 year [Member]
Disclosure of detailed information about hedges [line items]
Consolidated statement of income - Expense	(2,410)	(2,458)
From 1 to 3 years [member]
Disclosure of detailed information about hedges [line items]
Consolidated statement of income - Expense	S/ (6,799)	S/ (46,655)